Shareholder Fees - ThematicIndexETFs-ComboPRO	Oct. 30, 2024 USD ($)
ThematicIndexETFs-ComboPRO | Fidelity Cloud Computing ETF
Shareholder Fees:
(fees paid directly from your investment)	none